Income Tax	12 Months Ended
May 31, 2018
Income Tax Disclosure [Abstract]
Income Tax

NOTE 8 - INCOME TAX

The Company’s net deferred tax assets are as follows:

May 31, 2018
Deferred tax asset
Net Operating Loss	$2,000
Total deferred tax assets	2,000
Valuation allowance	(2,000)
Deferred tax asset, net of allowance	$—

As of May 31, 2018, the Company had U.S. federal and state net operating loss carryovers (“NOLs”) of $9,534 available to offset future taxable income. In accordance with Section 382 of the Internal Revenue Code, deductibility of the Company’s NOLs may be subject to an annual limitation in the event of a change in control as defined under the regulations.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended May 31, 2018, the change in the valuation allowance was $2,000.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2017 is as follows:

Year Ended May 31, 2018
Statutory federal income tax rate	28.0%
State taxes, net of federal tax benefit	0.0%
Deferred tax rate change	(7.0)%
Change in valuation allowance	(21.0)%
Income tax provision	—%

On December 22, 2017, the Tax Cuts and Jobs Act was signed into legislation. As part of the legislation, the U.S. corporate income tax rate was reduced to 21%. The Company has a recorded full valuation allowance against its deferred tax assets.

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.